Fair Value of Financial Instruments - Continuity Schedule of Contingent Consideration Payable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	$ 1,111,867
Ending balance	657,245	$ 1,111,867
Contingent consideration payable | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	28,137	21,333
Additions	688	24,778
Unrealized loss from changes in fair value	(2,357)	3,263
Payments	(6,864)	(21,237)
Ending balance	19,604	28,137
Contingent consideration payable | Level 3 | BCNL UCI
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	1,242
Additions	0	0
Unrealized loss from changes in fair value	0	458
Payments	0	(1,700)
Ending balance	0	0
Contingent consideration payable | Level 3 | CanvasRx
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	1,985	5,884
Additions	0	0
Unrealized loss from changes in fair value	8	261
Payments	(1,993)	(4,160)
Ending balance	0	1,985
Contingent consideration payable | Level 3 | H2
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	1,231	14,207
Additions	0	0
Unrealized loss from changes in fair value	(49)	2,060
Payments	(1,182)	(15,036)
Ending balance	0	1,231
Contingent consideration payable | Level 3 | Whistler
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	24,771	0
Additions	0	24,395
Unrealized loss from changes in fair value	(2,316)	376
Payments	(3,689)	0
Ending balance	18,766	24,771
Contingent consideration payable | Level 3 | Reliva
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	0
Additions	688	0
Unrealized loss from changes in fair value	0	0
Payments	0	0
Ending balance	688	0
Contingent consideration payable | Level 3 | Immaterial transactions
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	150	0
Additions	0	383
Unrealized loss from changes in fair value	0	108
Payments	0	(341)
Ending balance	$ 150	$ 150